EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Computer Equipment	Furniture and Equipment	Leasehold Improvements	Software	Vehicles	Total
Cost
Balance at December 31, 2020	$24,397	$171,606	$4,352	$29,967	$27,652	$257,974
Additions	29,713	170,866	-	-	12,000	212,579
Revaluation	-	-	-	-	(3,619)	(3,619)
Balance at December 31, 2021	$54,110	$342,472	$4,352	$29,967	$36,033	$466,934
Additions	60,240	528,080	-	-	-	588,320
Disposals	(18,688)	(36,099)	(4,352)	(29,967)	-	(89,106)
Balance at December 31, 2022	$95,662	$834,453	$-	$-	$36,033	$966,148

Accumulated depreciation
Balance at December 31, 2020	$12,392	$59,963	$3,220	$22,496	$6,033	$104,104
Charge for the year	12,899	42,314	1,132	2,241	7,201	65,787
Balance at December 31, 2021	$25,291	$102,277	$4,352	$24,737	$13,234	$169,891
Charge for the year	32,627	433,855	-	-	3,435	469,917
Disposals	(15,920)	(33,342)	(4,352)	(24,737)	-	(78,351)
Balance at December 31, 2022	$41,998	$502,790	$-	$-	$16,669	$561,457

Net book value:
December 31, 2021	$28,819	$240,195	$-	$5,230	$22,799	$297,043
December 31, 2022	$53,664	$331,663	$-	$-	$19,364	$404,691